UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [X ]; Amendment Number:  1
                                               -----
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager
Filing this Report:                Name:     Leucadia National Corporation
                                   Address:  315 Park Avenue South, 20th Floor
                                             New York, NY 10010

Form 13F File Number:                        028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Joseph A. Orlando
Title:             Vice President and Chief Financial Officer
Phone:             212-460-1900

Signature, Place, and Date of Signing:


/s/ Joseph A. Orlando              New York, NY             June 3, 2005
------------------------        --------------------      ----------------
     [Signature]                  [City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


                   RCG Baldwin, LP

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1
Form 13F Information Table Entry Total:                       16
Form 13F Information Table Value Total:                  $11,125


List of Other Included Managers:

No. Form 13F File Number                     Name

    2                                   RCG Baldwin, LP

                           FORM 13F INFORMATION TABLE

                 Col. 1                          Col. 2            Col. 3       Col. 4                 Col. 5
                                                                                 Value      Shrs or      Sh/     Put/
             Name of Issuer                  Title of Class        Cusip       (x$1000)     Prn Amt      Prn     Call

AGERE SYS INC                             NOTE 6.500%12/1       00845V AA 8        352       333,000    PRN
ALEXION PHARMACEUTICALS INC               NOTE 5.750% 3/1       015351 AB 5        563       557,000    PRN
APOGENT TECHNOLOGIES INC                  DBCV 12/1             03760A AK 7        540       426,000    PRN
-------------------------------------------------------------------------------------------------------------------------
BERVERLY ENTERPRISES INC                  NOTE 2.750%11/0       087851 AR 2        917       648,000    PRN
CENTERPOINT ENERGY INC                    NOTE 3.750% 5/1       15189T AC 1      1,045       913,000    PRN
DISNEY WALT CO                            NOTE 2.125% 4/1       254687 AU 0        256       230,000    PRN
-------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC                       NOTE 4.000% 7/1       402040 AC 3        809       500,000    PRN
IVAX CORP                                 NOTE 1.500% 3/0       465823 AJ 1        718       750,000    PRN
LOWES COS INC                             NOTE 0.861%10/1       548661 CG 0        225       214,000    PRN
-------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC                   DBCV 2.750% 6/1       549463 AG 2        985       718,000    PRN
LUCENT TECHNOLOGIES INC                   DBCV 2.750% 6/1       549463 AH 0        350       240,000    PRN
REEBOK INTL LTD                           DBCV 2.000% 5/0       758110 AH 3      1,087     1,000,000    PRN
-------------------------------------------------------------------------------------------------------------------------
SCI SYS INC                               NOTE 3.000% 3/1       783890 AF 3        970     1,000,000    PRN
SUPERVALU INC                             NOTE 11/0             868536 AP 8        135       375,000    PRN
TECH DATA CORP                            SDCV 2.000%12/1       878237 AD 8        456       450,000    PRN
YELLOW CORP                               NOTE 5.000% 8/0       985577 AA 3       1,717    1,000,000    PRN


                             ** TABLE CONTINUED **

                           FORM 13F INFORMATION TABLE

                 Col. 1                  Col. 6        Col. 7                   Col. 8
                                     Investment        Other              Voting Authority
             Name of Issuer          Discretion       Managers       Sole        Shared       None

AGERE SYS INC                         DEFINED               2                   333,000
ALEXION PHARMACEUTICALS INC           DEFINED               2                   557,000
APOGENT TECHNOLOGIES INC              DEFINED               2                   426,000
----------------------------------------------------------------------------------------------------
BERVERLY ENTERPRISES INC              DEFINED               2                   648,000
CENTERPOINT ENERGY INC                DEFINED               2                   913,000
DISNEY WALT CO                        DEFINED               2                   230,000
----------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC                   DEFINED               2                   500,000
IVAX CORP                             DEFINED               2                   750,000
LOWES COS INC                         DEFINED               2                   214,000
----------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC               DEFINED               2                   718,000
LUCENT TECHNOLOGIES INC               DEFINED               2                   240,000
REEBOK INTL LTD                       DEFINED               2                 1,000,000
----------------------------------------------------------------------------------------------------
SCI SYS INC                           DEFINED               2                 1,000,000
SUPERVALU INC                         DEFINED               2                   375,000
TECH DATA CORP                        DEFINED               2                   450,000
YELLOW CORP                           DEFINED               2                 1,000,000


                              ** TABLE COMPLETE **